FundX Investment Trust
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

March 25, 2024

Re:	FundX Investment Trust (the “Trust”)
File Nos. 333-194652 and 811-22951

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add two new series, the FundX Global Equity ETF and the FundX Future Fund Opportunities ETF (together, the “Funds”), is Post-Effective Amendment No. 35 and Amendment No. 36 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
Pursuant to Rule 485(a)(2) of the 1933 Act, the Trust anticipates that this filing shall become effective 75 days after filing on April 3, 2024. At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment. The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement. Subsequently, it is anticipated that the Trust will file a Summary Prospectus under Rule 497(k).
If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at 480-964-6008 or ryan.charles1@usbank.com.
Sincerely,

/s/ Ryan Charles
Ryan Charles
for U.S. Bank Global Fund Services